FAIR VALUE MEASUREMENTS (Details 2) - EUR (€)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Fair Value Measurements
Beginning Balance
Change in fair value		€ 223,850
Ending Balance	€ 223,850